Condensed Consolidated Interim Statement of Cash Flows (Unaudited) - CHF (SFr)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities
Net loss	SFr (2,658,501)	SFr (3,604,301)
Adjustments for:
Depreciation	12,238	14,042
Unrealized foreign currency exchange (gain)/loss, net	15,468	(16,562)
Interest expense		19,087
Share based payments	167,908	308,181
Employee benefits	38,319	16,033
Transaction costs	219,615	0
Fair value derivative financial instruments	(4,353)	(531,245)
Deferred tax (gain)/loss	(10,642)	(261,394)
Total	(2,219,948)	(4,056,159)
Changes in:
Other receivables	184,280	19,070
Prepayments	235,388	126,855
Trade and other payables	318,105	(999,052)
Accrued expenses	(147,334)	(345,313)
Net cash used in operating activities	(1,629,509)	(5,254,596)
Cash flows from investing activities
Purchase of intangibles	(760,864)	(1,620,312)
Net cash used in / from investing activities	(760,864)	(1,620,312)
Cash flows from financing activities
Proceeds from equity issuance and public offering	997,999	9,659,815
Transaction costs	(3,335)	(954,928)
Change in outstanding loans	50,000	(1,463,328)
Interests paid		(3,745)
Net cash from financing activities	1,044,663	7,237,814
Net increase/(decrease) in cash and cash equivalents	(1,345,710)	362,906
Cash and cash equivalents at beginning of the period	1,384,720	5,393,207
Net effect of currency translation on cash	929	35,816
Cash and cash equivalents at end of the period	SFr 39,939	SFr 5,791,929